Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss	$ 26,544,958	$ 23,888,403
Stockholders' deficit	8,004,374	44,617,035	$ 68,770,018	$ 22,568,663
Working capital deficiency	3,953,540.38
Cash used in operating activities	15,916,911.08	15,379,932
Marketing and commissions costs	18,471,073	19,136,253
Cash paid for interest expense
Cash paid for income taxes